SUBSEQUENT EVENTS - U.S. Class Action (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Subsequent Events [Abstract]
Settlement amount required to pay in cash to plaintiff class	$ 12,000	¥ 83,575